August 5, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Dreyfus New Jersey Intermediate Municipal Bond Fund
    File Nos. 33-47490; 811-06643
    CIK No. 887074

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 13 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 2003.


Very truly yours,


/s/ Faria Adam

Faria Adam